Accrued Expenses And Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Summary of Accrued Liabilities And Other Liabilities Current
Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(in thousands)
Advance from shareholders	385,575	—	—
Accrued outsourcing expenses	343,681	385,305	60,463
Accrued transportation and logistic expenses	51,549	43,759	6,867
VAT and other tax payable	15,965	30,081	4,720
Deposit from suppliers	9,965	29,437	4,619
Interest payable	4,386	14,749	2,314
Accrued advertising expenses	9,925	43,916	6,892
Accrued utilities and other expenses	36,692	106,014	16,636

Total	857,738	653,261	102,511